Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Depreciation / property basis			$ (130.6)	$ (126.5)
Income taxes recoverable			25.0	11.0
Deferred Tax Liabilities, Regulatory Assets and Liabilities			(16.2)	(23.9)
Investment tax credit			0.5	0.4
Compensation and employee benefits			0.3	17.6
Other			(10.7)	(9.6)
Net non-current liabilities	$ (132.5)		$ (131.7)	$ (131.0)
Estimated Annual Effective Income Tax Rate, Continuing Operations	4.50%	17.10%	21.00%	35.00%
Increase (Decrease) in Income Taxes				$ (0.7)	$ 0.4